ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER PAYABLES

7.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$

Accrued professional fee	670,113	671,314	86,251
Other accrued expenses	23,121	17,749	2,281
Total	693,234	689,063	88,532

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS